Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income (loss)	$ (22,665)	$ 15,798
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization expense	53	24
Accretion of discount and amortization of premium on investments, net	(37)	0
Stock-based compensation	5,334	8,660
Loss on disposal of assets	1	0
Loss on debt extinguishment	0	492
Gain on change in fair value of warrant liability	(638)	(1,031)
Gain on change in fair value of earn-out liability	(12,124)	(48,910)
Other expense related to the equity purchase agreement	1,161	0
Non-cash interest expense	339	317
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,575	(1,270)
Other non-current assets	192	(903)
Accounts payable	958	155
Accrued expenses	(52)	1,791
Operating lease right-of-use assets and liabilities, net	4	(11)
Net cash used in operating activities	(25,899)	(24,888)
Investing activities:
Proceeds from sale of fixed assets	0	607
Purchases of fixed assets	(192)	(42)
Maturities of short-term investments	34,750	0
Purchases of short-term investments	(52,418)	0
Net cash provided by (used in) investing activities	(17,860)	565
Financing activities:
Payment of debt issuance costs	(37)	0
Proceeds from exercise of common stock options and warrants, net	3	56
Proceeds from issuance of common stock including ESPP, net of issuance costs	2,799	0
Issuance of term loans, net of issuance costs	0	19,835
Repayment of term loans	0	(13,940)
Proceeds from Business Combination, net of offering costs paid (see Note 3)	0	52,858
Net cash provided by financing activities	2,765	58,809
Net increase (decrease) in cash and cash equivalents	(40,994)	34,486
Cash and cash equivalents at beginning of period	49,702	15,216
Cash and cash equivalents at end of period	8,708	49,702
Supplemental disclosure of cash flow information:
Interest paid	1,823	1,340
Operating lease liabilities arising from obtaining right-of-use assets	0	179
Supplemental disclosure of non-cash investing and financing activities:
Issuance of commitment shares	862	0
Accrued issuance costs	2	0
Conversion of preferred stock into common stock	0	133,224
Cashless Warrant Exercise	0	857
Purchases of fixed assets included in accounts payable and accrued expenses	$ 12	$ 38